Loss Per Share (EPS) - Basic and diluted (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Loss Per Share (EPS)
Loss of year attributable to equity holders (in EUR)	€ (13,124,000)	€ (12,797,000)	€ (25,030,000)	€ (24,707,000)
Weighted average number of common shares outstanding (in units)	30,744,220	28,608,413	29,706,019	27,250,102
Basic earnings per share in EUR (EUR/unit)	€ (0.428)	€ (0.447)	€ (0.843)	€ (0.907)
Diluted earnings per share in EUR (EUR/unit)	€ (0.428)	€ (0.447)	€ (0.843)	€ (0.907)